Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2022
Pensions and other post-employment benefits
Pensions and other post-employment benefits

24. Pensions and other post-employment benefits

Defined contribution plans

In 2022, the amount recognized in the consolidated income statement related to defined contribution plans was EUR 241 million (EUR 223 million in 2021 and EUR 209 million in 2020).

Defined benefit pension plans

Nokia’s most significant defined benefit pension plans are in the United States, Germany, and the United Kingdom. Together, they account for 91% of Nokia’s total defined benefit obligation (91% in 2021) and 90% of Nokia’s total fair value of plan assets (91% in 2021).

The defined benefit obligations, the fair value of plan assets, the effects of the asset ceiling and the net defined benefit balance at 31 December:

	2022				2021
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States, Pension	(12 340)	17 726	–	5 386	(14 892)	20 987	–	6 095
United States, OPEB	(1 615)	637	–	(978)	(2 015)	759	–	(1 256)
Germany	(1 957)	1 179	–	(778)	(2 630)	1 295	–	(1 335)
United Kingdom	(730)	942	–	212	(1 235)	1 652	–	417
Other	(1 670)	2 207	(84)	453	(1 932)	2 435	(92)	411
Total	(18 312)	22 691	(84)	4 295	(22 704)	27 128	(92)	4 332

United States

Nokia has significant defined benefit pension plans and a significant post-employment welfare benefit plan (OPEB) providing post-employment healthcare benefits and life insurance coverage in the United States.

Defined Benefit Pension Plans

The defined benefit pension plans include both traditional service-based programs and cash-balance plans. Salaried, non-union-represented employees are covered by a cash-balance program. All other legacy programs, including legacy service-based programs, were frozen by 31 December 2009. For former employees who, when actively employed, were represented by a union, Nokia maintained two defined benefit pension plans, both of which are traditional service-based programs. On 31 December 2021, these two plans were merged.

Other Post-Employment Benefit Plan

The post-employment plan provides welfare benefits for certain retired former employees. Pursuant to an agreement with the Communications Workers of America (CWA) and the International Brotherhood of Electrical Workers (IBEW) unions, Nokia provides post-employment healthcare benefits and life insurance coverage for employees formerly represented by these two unions. That agreement was renewed in 2020 and the contract expires on 31 December 2027.

Germany

Nokia maintains two primary plans in Germany which cover the majority of active employees: the cash-balance plan Beitragsorientierter Altersversorgungs Plan (BAP) for the Group’s former Nokia employees and a similar cash-balance program (AVK Basis-/Matchingkonto) for the Group’s former Alcatel-Lucent employees. Individual benefits are generally dependent on eligible compensation levels, ranking within the Group and years of service. These plans are partially funded defined benefit pension plans, the benefits being subject to a minimum return guaranteed by the Group. The funding vehicle for the BAP is the NSN Pension Trust e.V. The trust is legally separate from the Group and manages the plan assets in accordance with the respective trust agreements.

All other plans have been frozen or closed in prior years and replaced by the cash-balance plans. Benefits are paid in annual installments, as monthly retirement pension, or as a lump sum on retirement in an amount equal to accrued pensions and guaranteed interest.

United Kingdom

Nokia maintains one primary plan in the UK, “Nokia Retirement Plan for former NSN & ALU employees”, which is the result of the 2019 merger of the legacy Nokia plan where the plan was merged and members’ benefits were transferred to the legacy Alcatel-Lucent plan. The combined plan consists of both money purchase sections with Guaranteed Minimum Pension (GMP) underpin and final salary sections. All final salary sections are closed to future benefit accrual: the legacy Nokia plan closed on 30 April 2012 and the legacy Alcatel-Lucent plan on 30 April 2018. Individual benefits for final salary sections are dependent on eligible compensation levels and years of service. For the money purchase sections with GMP underpin, individual benefits are dependent on the greater of the value of GMP at retirement date or the pension value resulting from the individual’s invested funds. Nokia engages the services of an external trustee service provider to manage all investments for the combined pension plan.

Impact on the consolidated financial statements

Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling

The movements in the present value of the defined benefit obligation for the years ended 31 December:

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
1 January	(14 892)	(2 015)	(5 797)	(22 704)	(15 340)	(2 039)	(6 122)	(23 501)
Current service cost	(113)	–	(92)	(205)	(106)	–	(90)	(196)
Interest expense	(363)	(50)	(94)	(507)	(308)	(41)	(61)	(410)
Past service cost	–	–	2	2	(5)	–	22	17
Settlements	–	–	54	54	–	–	38	38
Total	(476)	(50)	(130)	(656)	(419)	(41)	(91)	(551)
Remeasurements:
(Loss)/gain from change in demographic assumptions	–	(6)	2	(4)	(7)	6	(12)	(13)
Gain/(loss) from change in financial assumptions	2 689	398	1 447	4 534	640	82	267	989
Experience (loss)/gain	(159)	(12)	(149)	(320)	75	(1)	(44)	30
Total	2 530	380	1 300	4 210	708	87	211	1 006
Translation differences	(869)	(114)	54	(929)	(1 184)	(157)	(135)	(1 476)
Contributions from plan participants	–	(59)	(35)	(94)	–	(71)	(27)	(98)
Benefits paid	1 367	253	240	1 860	1 343	219	240	1 802
Other	–	(10)	11	1	–	(13)	127	114
Total	498	70	270	838	159	(22)	205	342
31 December	(12 340)	(1 615)	(4 357)	(18 312)	(14 892)	(2 015)	(5 797)	(22 704)
Weighted average duration of the defined benefit obligation (in years)	7.6	8.7	9.3	8.1	9.1	10.1	12.6	10.1

Present value of obligations includes EUR 14 330 million (EUR 16 788 million in 2021) of wholly funded obligations, EUR 3 009 million (EUR 4 723 million in 2021) of partly funded obligations and EUR 973 million (EUR 1 193 million in 2021) of unfunded obligations.

The movements in the fair value of plan assets for the years ended 31 December:

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
1 January	20 987	759	5 382	27 128	19 869	459	5 360	25 688
Interest income	517	18	87	622	411	12	56	479
Administrative expenses and interest on asset ceiling	(18)	–	(5)	(23)	(16)	–	(5)	(21)
Settlements	–	–	(44)	(44)	–	–	(42)	(42)
Total	499	18	38	555	395	12	9	416
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(3 577)	(110)	(959)	(4 646)	760	47	46	853
Total	(3 577)	(110)	(959)	(4 646)	760	47	46	853
Translation differences	1 271	38	(66)	1 243	1 625	50	159	1 834
Contributions:
Employers	28	9	47	84	25	(6)	60	79
Plan participants	–	59	35	94	–	71	27	98
Benefits paid	(1 367)	(253)	(138)	(1 758)	(1 343)	(219)	(147)	(1 709)
Section 420 Transfer(1)	(117)	117	–	–	(348)	348	–	–
Other	2	–	(11)	(9)	4	(3)	(131)	(130)
Total	(183)	(30)	(133)	(346)	(37)	241	(33)	171
31 December	17 726	637	4 328	22 691	20 987	759	5 382	27 128

(1)  Section 420 Transfer. Refer to Future cash flows section below.

The movements in the impact of the asset ceiling limitation for the years ended 31 December:

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
1 January	–	–	(92)	(92)	(1 125)	–	(70)	(1 195)
Interest expense	–	–	–	–	(22)	–	–	(22)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	–	–	12	12	1 198	–	(17)	1 181
Translation differences	–	–	(4)	(4)	(51)	–	(5)	(56)
31 December	–	–	(84)	(84)	–	–	(92)	(92)

Net balances at 31 December:

	2022				2021
	United States	United States	Other		United States	United States	Other
EURm	pension	OPEB	pension	Total	pension	OPEB	pension	Total
31 December	5 386	(978)	(113)	4 295	6 095	(1 256)	(507)	4 332
Consisting of:
Net Pension Assets	5 658	–	1 096	6 754	6 422	–	1 318	7 740
Net Pension Liabilities	(272)	(978)	(1 209)	(2 459)	(327)	(1 256)	(1 825)	(3 408)

Asset ceiling limitation

Nokia may recognize the surplus of a pension plan to the amount of economic benefit that the entity can realize, either through a refund or as a reduction in future contributions. In 2021, Nokia modified the terms of all three of its US defined benefit pension plans to provide that, in the event of a termination of the plan, any remaining balance in the pension fund, after settling plan liabilities, shall be distributed to Nokia. As a result of the adoption of this modification, Nokia recognized a reduction of EUR 1 369 million in the effect of the asset ceiling in 2021.

Movements in asset ceiling limitation are recognized directly in the consolidated statement of comprehensive income, excluding amounts included in interest expense. In 2022, Nokia recognized an asset ceiling limitation in the amount of EUR 84 million (EUR 92 million in 2021).

Recognized in the income statement

Recognized in the consolidated income statement for the years ended 31 December:

EURm	2022	2021	2020
Current service cost(1)	205	196	211
Past service cost(1)	(2)	(17)	(63)
Net interest(2)	(92)	(26)	–
Settlements(1)	(10)	4	5
Total	101	157	153

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in financial expenses within the consolidated income statement.

Recognized in other comprehensive income

Recognized in other comprehensive income for the years ended 31 December:

EURm	2022	2021	2020
Return on plan assets, excluding amounts included in interest income	(4 646)	853	2 476
(Loss)/gain from change in demographic assumptions	(4)	(13)	288
Gain/(loss) from change in financial assumptions	4 534	989	(2 007)
Experience (loss)/gain	(320)	30	100
Change in asset ceiling, excluding amounts included in interest expense	12	1 181	(233)
Total	(424)	3 040	624

Actuarial assumptions and sensitivity analysis

Actuarial assumptions

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.

The discount rates and mortality tables used for the significant plans:

		Discount rate %		Mortality table
	2022		2021	2022
United States	4.9		2.4	Pri–2012 w/MP–2020 mortality projection scale
Germany	3.7		0.9	Heubeck 2018G
United Kingdom(1)	4.8		1.9	CMI 2021
Total weighted average for all countries	4.7		2.2

(1)   Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation and sensitivity of the defined benefit obligation to changes in these assumptions:

				Increase in assumption(1)	Decrease in assumption(1)
	2022	2021	Change in assumption	EURm	EURm
Discount rate for determining present values	4.7%	2.2%	1.0%	1 319	(1 541)
Pension growth rate	2.2%	0.4%	1.0%	(261)	218
Inflation rate	2.1%	1.8%	1.0%	(235)	206
Life Expectancy	87-89 years	87-88 years	1 year	(758)	705

(1)   Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Sensitivity analysis

When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation is calculated using the projected unit credit method. The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant and may not be representative of the actual impact of changes. If more than one assumption is changed simultaneously, the combined impact of changes would not necessarily be the same as the sum of the individual changes. If the assumptions change to a different level compared with that presented, the effect on the defined benefit obligation may not be linear. Increases and decreases in the principal assumptions, which are used in determining the defined benefit obligation, do not have a symmetrical effect on the defined benefit obligation primarily due to the compound interest effect created when determining the net present value of the future benefit.

Investment strategies

The overall pension investment objective of Nokia is to preserve or enhance the defined benefit pension plans’ funded status through the implementation of an investment strategy that maximizes return within the context of minimizing funded status risk. In formulating the asset allocation for the plans, multiple factors are considered, including, but not limited to, the long-term risk and return expectations for a variety of asset classes as well as current and multi-year projections of the defined benefit pension plans’ demographics, benefit payments, contributions and funded status. Local trustee boards are responsible for conducting Asset-Liability Management (ALM) studies, when appropriate; overseeing the investment of plan assets; and monitoring and managing associated risks under company oversight and in accordance with local law. The results of the ALM framework are implemented on a plan level.

Nokia’s pension investment managers may use derivative financial instruments including futures contracts, forward contracts, options and interest rate swaps to manage market risk. The performance and risk profile of investments is regularly monitored on a standalone basis as well as in the broader portfolio context. One risk is a decline in the plan’s funded status as a result of the adverse performance of plan assets and/or defined benefit obligations. The application of the ALM study focuses on minimizing such risks.

Disaggregation of plan assets

	2022				2021
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 086	–	1 086	5	1 359	–	1 359	5
Fixed income securities	16 070	164	16 234	71	18 732	164	18 896	70
Insurance contracts	–	790	790	4	–	981	981	4
Real estate	–	1 297	1 297	6	–	1 224	1 224	4
Short-term investments	482	–	482	2	1 646	–	1 646	6
Private equity and other	93	2 709	2 802	12	107	2 915	3 022	11
Total	17 731	4 960	22 691	100	21 844	5 284	27 128	100

United States plan assets

The majority of Nokia’s United States pension plan assets are held in a master pension trust. The OPEB plan assets are held in two separate trusts. The Pension & Benefits Investment Committee formally approves the target allocation ranges every few years on the completion of the ALM study by external advisors and internal investment management. The overall United States pension plan asset portfolio, at 31 December 2022, reflects a balance of investments split of approximately 20/80 between equity, including alternative investments for this purpose, and fixed income securities.

Most short-term investments including cash, equities and fixed-income securities have quoted market prices in active markets. Equity securities represent investments in equity funds and direct investments, which have quoted market prices in an active market. Fixed income securities represent direct investments in government and corporate bonds, as well as investments in bond funds, which have quoted market prices in an active market. Insurance contracts are customary pension insurance contracts structured under domestic law in the respective countries. Real estate investments are investments in commercial properties or real estate funds, which invest in a diverse range of real estate properties. Short-term investments are liquid assets or cash, which are being held for a short period of time, with the primary purpose of controlling the tactical asset allocation. Private equity net asset values (NAVs) are determined by the asset managers based on inputs such as operating results, discounted future cash flows and market based comparable data. Assets invested in alternative asset classes such as private equity, real estate and absolute return, are measured using latest available valuations provided by the asset managers, reviewed by Nokia, and adjusted for subsequent cash flows.

Future cash flows

Contributions

Group contributions to the pension and other post-employment benefit plans are made to facilitate future benefit payments to plan participants. The funding policy is to meet minimum funding requirements as set forth in the employee benefit and tax laws, as well as any such additional amounts as Nokia may determine appropriate. Contributions are made to benefit plans for the sole benefit of plan participants. Employer contributions expected to be paid in 2023 total EUR 79 million.

United States

Funding methods

Funding requirements for the three United States qualified defined benefit pension plans are determined by the applicable statutes, namely the Employee Retirement Income Security Act of 1974 (ERISA), the Internal Revenue Code of 1986, and regulations issued by the Internal Revenue Service (IRS). In determining funding requirements, ERISA allows assets to be either market value or an average value over a period of time; and liabilities to be based on spot interest rates or average interest rates over a period of time. For the non-represented, represented and formerly represented defined benefit pension plans, Nokia does not foresee any future funding requirement for regulatory funding purposes, given the plans’ asset allocation and the level of assets compared to liabilities.

Post-employment healthcare benefits for both non-represented and formerly union represented retirees are capped for those who retired on or before 1 March 1990. The benefit obligation associated with this group of retirees is 98% of the total United States retiree healthcare obligation at 31 December 2022. The US government’s Medicare program is the primary payer for those aged 65 and older, comprising almost all uncapped retirees.

Section 420 transfers

Section 420 of the U.S. Internal Revenue Code (Section 420) allows for the transfer of pension assets in excess of specified thresholds above the plan’s funding obligation (excess pension assets) to a retiree health benefits account, a retiree life insurance account, or both, maintained within the pension plan and to use the assets in such accounts to pay for, or to reimburse the employer for the cost of providing, applicable health or life insurance benefits, each as defined in Section 420, for retired employees, and with respect to health benefits, their spouses and dependents. Employers making such transfers are required to continue to provide healthcare benefits or life insurance coverage, as the case may be, for a certain period of time (cost maintenance period) at levels prescribed by regulations. Pursuant to Section 420, Nokia has transferred during 2022 EUR 117 million (EUR 348 million in 2021) in excess pension assets to cover the cost of retiree healthcare benefits and retiree life insurance coverage. Section 420 is currently set to expire on 31 December 2032.

Benefit payments

The following table summarizes expected benefit payments from the defined benefit pension plans and other post-employment benefit plans until 2032. Actual benefit payments may differ from expected benefit payments.

	US Pension			US OPEB		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2023	1 282	243	27	100	58	297	2 007
2024	1 012	226	26	74	59	288	1 685
2025	963	213	25	67	60	291	1 619
2026	916	200	25	58	60	294	1 553
2027	869	186	24	51	60	292	1 482
2028-2032	3 652	747	105	348	303	1 563	6 718

Benefits are paid from plan assets where there is sufficient funding available to the plan to cover the benefit obligation. Any payments in excess of the plan assets are paid directly by Nokia. Direct benefit payments expected to be paid in 2023 total EUR 125 million.